Basis of preparation and material accounting policy information - Additional information (Details) € in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2024 EUR (€)	Dec. 31, 2025 EUR (€) segment	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of material accounting policies [line items]
Reconciliation net result effect of adjustment after tax EU IAS 39 carve-out		€ 1,996	€ (1,058)	€ (3,147)
Number of reportable segments | segment		5
Level of price index		3,513.87	2,684.55	1,859.38
Price index movements		0.3089	0.4438	0.6477
TLTRO
Disclosure of material accounting policies [line items]
Repayment of deposits from banks	€ 6,000
Minimum | Property
Disclosure of material accounting policies [line items]
Useful life, property and equipment		20 years
Minimum | - Data processing equipment
Disclosure of material accounting policies [line items]
Useful life, property and equipment		2 years
Minimum | Fixtures and fittings
Disclosure of material accounting policies [line items]
Useful life, property and equipment		4 years
Maximum | Software and other intangible assets
Disclosure of material accounting policies [line items]
Useful life, intangible assets		5 years
Maximum | Property
Disclosure of material accounting policies [line items]
Useful life, property and equipment		50 years
Maximum | - Data processing equipment
Disclosure of material accounting policies [line items]
Useful life, property and equipment		5 years
Maximum | Fixtures and fittings
Disclosure of material accounting policies [line items]
Useful life, property and equipment		10 years